Notes to the Balance Sheet - Summary of Income Tax Receivables (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Income tax Receivables [Line Items]
Income Tax Receivables	€ 2,601,052	€ 1,089,078